As filed with the Securities and Exchange Commission on November 29, 2024.

1933 Act Registration No. 333-215607

1940 Act Registration No. 811-23227

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	☐
Pre-Effective Amendment No.__	☐
Post-Effective Amendment No. 74	☒

and/or

Registration Statement Under the Investment Company Act of 1940	☐
Amendment No. 80	☒

WEBs ETF Trust

(formerly, Syntax ETF Trust)

(Exact name of registrant as specified in charter)

2497 Aspen Springs Dr, Park City, UT 84060

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (855) 316 8944

Corporation Trust Company

Corporation Trust Center, 1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

Copy to:

Benjamin Fulton WEBs Investments Inc. 2497 Aspen Springs Dr. Park City, Utah 84060	Morrison C. Warren, Esq. Chapman and Cutler LLP 320 South Canal Street Chicago, Illinois 60606

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on December 6, 2024 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No. 74

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 72, as it relates to WEBs Defined Volatility SPY ETF (the “Fund”), a series of the Registrant, until December 6, 2024. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 72, filed on September 17, 2024, are incorporated by reference herein.

Signatures

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Park City, and State of Utah, on November 29, 2024.

WEBs ETF Trust

By:	/s/ Benjamin Fulton
Benjamin Fulton
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Benjamin Fulton	President, Principal Executive	November 29, 2024
Benjamin Fulton	Officer and Trustee

/s/ Clem Sell	Treasurer and Principal	November 29, 2024
Clem Sell	Financial Officer